ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
ORGANIZATION
ORGANIZATION
1.	ORGANIZATION

Nature of Business

Kiromic BioPharma, Inc. and subsidiary (the "Company") is a preclinical stage biopharmaceutical company formed under the Texas Business Organizations Code in December 2012. On May 27, 2016, the Company converted from a Texas limited liability company into a Delaware corporation and changed its name from Kiromic LLC to Kiromic Inc. On December 16, 2019, the Company amended and restated its certificate of incorporation charter to re-name the company, Kiromic BioPharma, Inc.

The Company is a target discovery and gene-editing company utilizing artificial intelligence and its proprietary neural network platform with a therapeutic focus on immuno-oncology. The Company maintains offices in Houston, Texas. The Company has not generated any revenues to date.

The Company’s wholly-owned subsidiary, GreenPlanet Pharma, Inc., operates an oral healthcare business. It has developed a mouthwash using a high quality, safe, and natural ingredient formulation to provide effective symptomatic relief for a wide range of oral irritations and health concerns. This business has not generated any revenues.

Going Concern — These condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred significant losses and negative cash flows from operations since inception and expects to incur additional losses until such time that it can generate significant revenue from the commercialization of its product candidates. The Company had negative cash flow from operations of $2,635,900 for the three months ended March 31, 2021, and an accumulated deficit of $45,482,300 as of March 31, 2021. To date, the Company has relied on equity and debt financing to fund its operations. The Company’s product candidates are still in the early stages of development, and substantial additional financing will be needed by the Company to fund its operations and ongoing research and development efforts prior to the commercialization, if any, of its product candidates. The Company does not have sufficient cash on hand or available liquidity to meet its obligations through the twelve months following the date the condensed consolidated financial statements are issued. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Given its projected operating requirements and its existing cash and cash equivalents, the Company plans to complete an additional financing transaction in the third quarter of 2021 in order to continue operations. Management is currently evaluating different strategies to obtain the required funding of future operations. These strategies may include, but are not limited to, additional funding from current or new investors. However, there can be no assurance that the Company will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs or on favorable terms. Therefore, the plans cannot be deemed probable of being implemented. As a result, the Company has concluded that management’s plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

NIH Grant — In August 2018, the National Institute of Health ("the NIH"), the primary agency of the US government responsible for biomedical and public health research, awarded a Phase I/II grant to the Company in the amount of $2,235,000 for the development and non-clinical testing of a new anti-arteriosclerosis gene therapy delivered by engineered adeno-associated viral vectors. Phase I of the grant approved amounts of $851,000 and covered the period September 2018 through August 2019, entitled the Company to reimbursement for certain salaries and wages, materials and supplies, facilities and administrative costs, and fixed fees. The Company did not complete Phase I by August 2019, but was granted an extension to complete Phase I by the NIH through August 2021. Starting after Phase 1 completion in 2021, Phase II of the grant covers reimbursements for certain salaries and wages, materials and supplies, facilities and administrative costs, and fixed fees of $1,384,000.

1.	ORGANIZATION

Nature of Business

Kiromic BioPharma, Inc. and subsidiary (the "Company") is a preclinical stage biopharmaceutical company formed under the Texas Business Organizations Code in December 2012. On May 27, 2016, the Company converted from a Texas limited liability company into a Delaware corporation and changed its name from Kiromic LLC to Kiromic Inc. On December 16, 2019, the Company amended and restated its certificate of incorporation charter to re-name the company, Kiromic BioPharma, Inc.

The Company is a target discovery and gene-editing company utilizing artificial intelligence and our proprietary neural network platform with a therapeutic focus on immuno-oncology. The Company maintains offices in Houston, Texas. The Company has not generated any revenues to date.

The Company’s wholly-owned subsidiary, GreenPlanet Pharma, Inc., operates an oral healthcare business. It has developed a mouthwash using a high quality, safe, and natural ingredient formulation to provide effective symptomatic relief for a wide range of oral irritations and health concerns. This business has not generated any revenues.

Going Concern — The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred significant losses and negative cash flows from operations since inception and expects to incur additional losses until such time that it can generate significant revenue from the commercialization of its product candidates. The Company had negative cash flows from operations of $6,126,600 for the year ended December 31, 2020, and an accumulated deficit of $41,627,800 as of December 31, 2020. To date, the Company has relied on equity and debt financing to fund its operations. The Company’s product candidates are still in the early stages of development, and substantial additional financing will be needed by the Company to fund its operations and ongoing research and development efforts prior to the commercialization, if any, of its product candidates. Although the Company completed its initial public offering on October 15, 2020 and received net proceeds of $12,332,700, the Company does not have sufficient cash on hand or available liquidity to meet its obligations through the twelve months following the date the consolidated financial statements are issued. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Given its projected operating requirements and its existing cash and cash equivalents, the Company plans to complete an additional financing transaction in fiscal year 2021 in order to continue operations. Management is currently evaluating different strategies to obtain the required funding of future operations. These strategies may include, but are not limited to, additional funding from current or new investors. However, there can be no assurance that the Company will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs or on favorable terms. Therefore, the plans cannot be deemed probable of being implemented. As a result, the Company has concluded that management’s plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

NIH Grant — In August 2018, the National Institute of Health ("the NIH"), the primary agency of the U.S. government responsible for biomedical and public health research, awarded a Phase I/II grant to the Company in the amount of $2,235,000 for the development and non-clinical testing of a new anti-arteriosclerosis gene therapy delivered by engineered adeno-associated viral vectors. Phase I of the grant approved amounts of $851,000 and covered the period September 2018 through August 2019, entitled the Company to reimbursement for certain salaries and wages, materials and supplies, facilities and administrative costs, and fixed fees. The Company did not complete Phase I by August 2019, but was granted an extension to complete Phase I by the NIH through August 2021. Starting after Phase I completion in 2021, Phase II of the grant covers reimbursements for certain salaries and wages, materials and supplies, facilities and administrative costs, and fixed fees of $1,384,000.